Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment		$ 252	$ 238
Less: Accumulated depreciation		(133)	(120)
Property, plant equipment net	124	119	118
Land and improvements to land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		8	8
Buildings and building fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		55	51
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		159	137
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		21	25
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		$ 9	$ 17